Document And Entity Information	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity Registrant Name	CARGO Therapeutics, Inc.
Entity Central Index Key	0001966494
Entity Emerging Growth Company	true
Entity File Number	001-41859
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4080422
Entity Address, Address Line One	835 Industrial Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	499-8950
Entity Information, Former Legal or Registered Name	1900 Alameda Las Pulgas, Suite 350San Mateo, California 94403
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CRGX
Security Exchange Name	NASDAQ